Summary of Significant Accounting Policies (Details) - Schedule of Revenues by Geographical Location of Customers	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies (Details) - Schedule of Revenues by Geographical Location of Customers [Line Items]
Net revenues	¥ 78,335,376	$ 11,060,101	¥ 983,168,898	¥ 39,440,897
Oversea [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Revenues by Geographical Location of Customers [Line Items]
Net revenues	57,485,526		906,347,962	37,430,935
The United States [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Revenues by Geographical Location of Customers [Line Items]
Net revenues	7,115,353		16,278,352	368,532
Others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Revenues by Geographical Location of Customers [Line Items]
Net revenues	¥ 13,734,497		¥ 60,542,584	¥ 1,641,430